Long-term debt - Purchase warrants issued to CIBC (Details) $ in Thousands			12 Months Ended
	Nov. 03, 2022 $ / shares shares	Jul. 30, 2018 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Fair value of warrants | $			$ 418
November 3, 2022
Variables used to determine the fair value of warrants
Share price	$ 5.38		$ 14.48
Volatility	72.00%		70.00%
Expected life of warrants	7 years		6 years 10 months 24 days
Risk free interest rate	3.42%		3.30%
July 30, 2018
Variables used to determine the fair value of warrants
Share price			$ 14.48	$ 14.26
Volatility			84.00%	61.00%
Expected life of warrants			7 months 6 days	1 year 7 months 6 days
Risk free interest rate			4.07%	0.94%
CIBC loan
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares	47,287	32,171
Number of common share that each warrant entitles the holder | shares	1	1
Purchase warrant price per common share	$ 5.29	$ 9.70
Term of the warrant	10 years	60 months
Fair value of warrants | $			$ 145	$ 161